PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	$ 34,297		$ 38,736		$ 38,980
Changes in provisions
Increase in existing provisions	1,196		1,662		1,330
Increase through business combinations	815				2,106
Used provisions	(1,988)		(887)		(1,578)
Increase (decrease) in foreign currency exchange	(1,942)		(5,262)		(1,493)
Other Increases (Decreases)	646		48		(609)
Total Changes	(1,273)		(4,439)		(244)
Closing balance	33,024		34,297		38,736
Litigations [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	10,797	[1]	15,278	[2]	15,123	[3]
Changes in provisions
Increase in existing provisions	1,196	[1]	1,660	[2]	1,314	[3]
Increase through business combinations	815	[1]			2,106	[3]
Used provisions	(1,988)	[1]	(887)	[2]	(1,578)	[3]
Increase (decrease) in foreign currency exchange	(1,942)	[1]	(5,262)	[2]	(1,493)	[3]
Other Increases (Decreases)	646	[1]	8	[2]	(194)	[3]
Total Changes	(1,273)	[1]	(4,481)	[2]	(1,951)	[3]
Closing balance	9,524	[1]	10,797	[1]	15,278	[2]
Other Provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	23,500		23,458	[4]	23,857	[4]
Changes in provisions
Increase in existing provisions	0		2		16	[4]
Increase through business combinations	0				0	[4]
Used provisions	0		0		0	[4]
Increase (decrease) in foreign currency exchange	0		0		0	[4]
Other Increases (Decreases)	0		40		(415)	[4]
Total Changes	0		42		1,707	[4]
Closing balance	$ 23,500		$ 23,500		$ 23,458	[4]

[1]	The increase in legal claims is composed mainly of ThU.S.$1,006 and ThU.S.$92 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits. There are ThU.S.$98 corresponding to EUFORES from Uruguay in connection with a lawsuit against suppliers.
[2]	The increase in legal claims is composed mainly of ThU.S.$886 and ThU.S.$776 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.
[3]	The increase in legal claims is composed mainly of ThU.S.$908 and ThU.S.$375 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits. The increase through business combination corresponds to the acquisition of Arauco Industrias de Paineis.
[4]	The change in Other Increases (Decreases) in Other provisions is due to a reverse of the provision in Zona Franca Punta Pereira (Uruguay).